Summary of Significant Accounting Policies and Organization - Schedule of Antidilutive Securities of Earnings Per Share (Details) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant exercise price per share		$ 0.16	$ 0.001
Option exercise price	$ 0.1150	0.1150
Minimum [Member]
Warrant exercise price per share	0.001	0.001
Maximum [Member]
Warrant exercise price per share	$ 0.25	$ 0.25